TAXATION (Tables)	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Schedule of taxation expense

	For the years ended March 31,
	2024	2025	2026
	HK$’000	HK$’000	HK$’000

Hong Kong
- Charged for the year	2,085	3,203	2,195
- Underprovision in prior years	-	-	13

Cayman Islands
- Charged for the year	-	-	-

	2,085	3,203	2,208

Schedule of profit before tax

	For the year ended March 31,
	2024	2025	2026
	HK$’000	HK$’000	HK$’000
Profit before tax	11,296	13,289	12,367
Income tax rate	16.5%	16.5%	16.5%

Tax at the domestic income tax rate of 16.5%	1,864	2,192	2,041

Tax effect of income not taxable for tax purpose	-	(3,926)	(1,899)
Tax effect of expenses not deductible for tax purpose	247	4,505	34
Tax effect of two-tier profits tax rates regime	(165)	(165)	(165)
Tax effect of tax loss not recognized	102	498	491
Unrecognized temporary differences	113	102	1,696
Utilization of tax losses previously not recognized	(52)	-	-
Underprovision in respect of prior years	-	-	13
Tax concession	(24)	(3)	(3)

Taxation for the year	2,085	3,203	2,208